Cash and Cash Equivalents and Short-term Investments (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents and Short-term Investments
Schedule of cash and cash equivalents and short term investments

	June 30,	December 31,
	2026	2025

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	65,408	57,317
Bank deposits maturing in three months or less	41,149	14,013
	106,557	71,330
Short-term Investments
Bank deposits maturing over three months (note)	1,268,260	1,295,945
	1,374,817	1,367,275

Note: The maturities for short-term investments ranged from 92 to 185 days and 91 to 186 days for the six months ended June 30, 2026 and the year ended December 31, 2025 respectively.

	June 30,	December 31,
	2026	2025

	(in US$’000)
US$	1,326,744	1,327,608
RMB	46,466	37,997
Hong Kong dollar (“HK$”)	1,303	1,456
	£268	193
Others	36	21
	1,374,817	1,367,275